Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (10,786,982)	$ 1,553,626	$ 3,978,195
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation and amortization	952,204	643,265	313,554
Provision for doubtful accounts	3,293,600	368,125	27,200
Share based compensation	2,351,890
Loss from disposal of property and equipment	18,916	1,994	7,414
Deferred tax (benefit) provision	(224,511)	(69,898)	27,907
Changes in assets and liabilities:
Notes receivable	91,197	(322,288)
Accounts receivable	620,210	(3,606,159)	(7,328,948)
Contract costs	(3,022,727)
Prepayments, deposits and other assets	542,727	(766,322)	241,028
Accounts payable	3,772,182	4,949,114	4,018,111
Notes payable	(465,598)	486,669
Salaries and benefits payable	395,781	(217,606)	22,248
Prepaid expense – related parties	(812,579)
Taxes payable	13,160	(331,381)	445,865
Deferred revenue	(69,719)	528,679	319,604
Customer deposits	(3,861)	(287,523)	(784,317)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(3,334,110)	2,930,295	1,287,861
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to third parties	(692,230)	844,554	(439,409)
Purchases of property and equipment	(2,901,891)	(2,162,385)	(1,835,643)
Proceeds from disposal of property and equipment			53,870
NET CASH USED IN INVESTING ACTIVITIES	(3,594,121)	(1,317,831)	(2,221,182)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	1,592,300	1,588,742	221,965
Repayments of bank loans	(1,519,955)	(226,963)
Proceeds from Initial Public Offering	10,062,500
Payment of Initial Public Offering costs	(2,040,513)
Payments to related parties	(370,000)	(763,288)	(752,094)
Proceeds from related parties	159,944		44,393
Capital contribution by non-controlling shareholder	129
NET CASH PROVIDE BY (USED IN) FINANCING ACTIVITIES	7,884,405	598,491	(485,736)
EFFECT OF EXCHANGE RATE CHANGES	(102,859)	(249,345)	175,873
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	853,315	1,961,610	(1,243,184)
CASH AND RESTRICTED CASH- beginning of year	5,018,160	3,056,550	4,299,734
CASH AND RESTRICTED CASH - end of year	5,871,475	5,018,160	3,056,550
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	123,278	19,385	22,134
Income taxes	107,074	296,487	106,454
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Unpaid Furniture and fixture costs accrued			108,458
Reclassification of deferred offering costs to additional paid in capital	400,640
Warrants issued to placement agents in connection with the Company’s Initial Public Offering	356,200
Cash	5,699,106	4,348,635	2,958,674
Restricted cash	172,369	669,525	97,876
Total cash and restricted cash	$ 5,871,475	$ 5,018,160	$ 3,056,550